April 3, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Liberty Funds Trust IV (the "Trust")
          Liberty Tax-Exempt Fund
          Liberty Tax-Exempt Insured Fund
          Liberty Utilities Fund (the "Funds")
          File Nos. 2-62492 & 811-2865

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 63 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 28, 2002.

Very truly yours,

LIBERTY FUNDS TRUST IV


By:_/s/SCOTT E. HABEEB
---------------------
Scott E. Habeeb


Enclosures











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